Document and Entity Information	Jun. 01, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001845257
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	LifeStance Health Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40478
Entity Tax Identification Number	86-1832801
Entity Address, Address Line One	4800 N. Scottsdale Road
Entity Address, Address Line Two	Suite 6000
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	425
Local Phone Number	279-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LFST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false